Operating Segment Information - Summary of Segment Capital Expenditures (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Segment capital expenditures	€ (71)	€ (50)	€ (130)	€ (97)
P&ARP [member]
Disclosure of operating segments [line items]
Segment capital expenditures	(23)	(17)	(44)	(30)
A&T [member]
Disclosure of operating segments [line items]
Segment capital expenditures	(16)	(10)	(29)	(23)
AS&I [member]
Disclosure of operating segments [line items]
Segment capital expenditures	(31)	(22)	(56)	(42)
Holdings & Corporate [member]
Disclosure of operating segments [line items]
Segment capital expenditures	€ (1)	€ (1)	€ (1)	€ (2)